Exhibit 1

Fontainebleau Miami Beach Trust 2019-FBLU

Commercial Mortgage Pass Through Certificates, Series 2019-FBLU

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

12 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282	JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Fontainebleau Miami Beach Trust 2019-FBLU (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-FBLU (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 November 2019

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of three promissory notes issued by four “recycled” single-purpose entities that are each a Delaware limited liability company (collectively, the “Borrowers”), evidencing a five-year fixed rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, (i) a first mortgage lien on the Borrowers’ fee simple and leasehold interests in a portion of the Fontainebleau Miami Beach, a luxury full service hotel located in Miami Beach, Florida (the “Property”) and (ii) rental income from certain condominium units located at the Property and
c.	The Mortgage Loan has two related fixed rate mezzanine loans (the “Senior Mezzanine Loan” and “Junior Mezzanine Loan,” respectively, and together, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of 6 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.                   Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Senior Mezzanine Debt Maturity Date and
d.	Junior Mezzanine Debt Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),
d.	Use the “Original Balance ($),”as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),
e.	Use the “Senior Mezzanine Debt Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Senior Mezzanine Loan as of the Reference Date (the “Senior Mezzanine Debt Cut-Off Date Balance”) and
ii.	The principal balance of the Senior Mezzanine Loan as of the “Senior Mezzanine Debt Maturity Date” of the Senior Mezzanine Loan (the “Senior Mezzanine Debt Balloon Balance”) and
f.	Use the “Junior Mezzanine Debt Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Junior Mezzanine Loan as of the Reference Date (the “Junior Mezzanine Debt Cut-Off Date Balance”) and
ii.	The principal balance of the Junior Mezzanine Loan as of the “Junior Mezzanine Debt Maturity Date” of the Junior Mezzanine Loan (the “Junior Mezzanine Debt Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

7.	Using the:
a.	Senior Mezzanine Debt Original Balance,
b.	Junior Mezzanine Debt Original Balance,
c.	Senior Mezzanine Debt Cut-Off Date Balance,
d.	Junior Mezzanine Debt Cut-Off Date Balance,
e.	Senior Mezzanine Debt Balloon Balance,
f.	Junior Mezzanine Debt Balloon Balance,
g.	Senior Mezzanine Debt Interest Rate and
h.	Junior Mezzanine Debt Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance,
ii.	Total Mezzanine Debt Cut-Off Date Balance,
iii.	Total Mezzanine Debt Balloon Balance and
iv.	Total Mezzanine Debt Interest Rate

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance,
c.	Cut-off Date Balance ($),
d.	Total Mezzanine Debt Cut-Off Date Balance,
e.	Balloon Balance ($),
f.	Total Mezzanine Debt Balloon Balance,
g.	Mortgage Loan Rate (%) and
h.	Total Mezzanine Debt Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-Off Date Balance,
iii.	Total Loan Balloon Balance and
iv.	Total Debt Interest Rate

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Payment and
ii.	Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

a.       The “Original Balance ($),” as shown on the Final Data File,

b.       The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.       365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Payment” of the Mortgage Loan, as shown on the Final Data File.

11.	Using the:
a.	Senior Mezzanine Debt Original Balance,
b.	Senior Mezzanine Debt Interest Rate,
c.	Junior Mezzanine Debt Original Balance,
d.	Junior Mezzanine Debt Interest Rate and
e.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Mezzanine Debt Annual Payment and
ii.	Junior Mezzanine Debt Annual Payment

of the Senior Mezzanine Loan and Junior Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Mezzanine Debt Annual Payment” of the Senior Mezzanine Loan as the product of:

a.	The “Senior Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Senior Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 7

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Mezzanine Debt Annual Payment” of the Junior Mezzanine Loan as the product of:

a.	The “Junior Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Junior Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	Senior Mezzanine Debt Annual Payment and
b.	Junior Mezzanine Debt Annual Payment,

as shown on the Final Data File, we recalculated the “Total Mezzanine Debt Annual Payment” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Annual Debt Service and
b.	Total Mezzanine Debt Annual Payment,

as shown on the Final Data File, we recalculated the “Total Loan Annual Payment” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

14.	Using the:
a.	Annual Debt Service,
b.	Total Loan Annual Payment,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	2016 NCF,
f.	2017 NCF,
g.	2018 NCF,
h.	Most Recent NCF (if past 2018) ($),
i.	Cut-off Date Balance ($),
j.	Balloon Balance ($),
k.	Total Loan Cut-off Date Balance,
l.	Total Loan Balloon Balance,
m.	Appraised Value ($),
n.	As Stabilized Appraised Value ($) and
o.	Units, Pads, Rooms, Sq Ft,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2016 NCF DSCR,
iv.	2017 NCF DSCR,
v.	2018 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Total Loan UW NCF DSCR,
viii.	Cut-off Date LTV Ratio (%),
ix.	LTV Ratio at Maturity (%),
x.	Total Loan Cut-off Date LTV Ratio (%),
xi.	Debt Yield on Underwritten Net Operating Income (%),
xii.	Debt Yield on Underwritten Net Cash Flow (%) and
xiii.	Loan Per Unit ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vii. above to two decimal places,
b.	Round the characteristics listed in viii. through xii. above to the nearest 1/10th of one percent and
c.	Use the “As Stabilized Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	8 November 2019

Closing Statement	8 November 2019

Deposit Account Control Agreement	8 November 2019

Cash Management Agreement	8 November 2019

Guaranty Agreement	8 November 2019

Environmental Indemnity Agreement	8 November 2019

Senior Mezzanine Loan Agreement (see Note 1)	8 November 2019

Junior Mezzanine Loan Agreement (see Note 1)	8 November 2019

Trepp Screenshot	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	6 November 2019

Engineering Report	29 October 2019

Phase I Environmental Report	30 October 2019

Underwriter’s Summary Report	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Title Policy	Not Dated

Insurance Review Document	7 November 2019

Consent and Subordination of Asset Advisory Agreement	8 November 2019

Management Agreements	Various

Management Agreement Amendments	Various

License Agreements	Various

Miami Investment Earnout Agreement	6 December 2013

Concession Agreement	10 October 2008

Concession Agreement Amendments	Various

STR Reports	Various

Submerged Land Lease	26 January 2017

Hotel Docking Fee Invoice	18 December 2017

Note:

1.	The senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Appraisal Report
Units, Pads, Rooms, Sq Ft	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Manager	Consent and Subordination of Asset Advisory Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 7

Hotel Operating Information:

Characteristic	Source Document(s)

2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
TTM September 2019 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2016 Average Daily Key Rate ($)	Underwriter’s Summary Report
2017 Average Daily Key Rate ($)	Underwriter’s Summary Report
2018 Average Daily Key Rate ($)	Underwriter’s Summary Report
TTM September 2019 Average Daily Key Rate ($)	Underwriter’s Summary Report
UW Average Daily Key Rate ($)	Underwriter’s Summary Report
2016 Daily RevPAR ($)	Underwriter’s Summary Report
2017 Daily RevPAR ($)	Underwriter’s Summary Report
2018 Daily RevPAR ($)	Underwriter’s Summary Report
TTM September 2019 Daily RevPAR ($)	Underwriter’s Summary Report
UW Daily RevPAR ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2016 NOI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NOI Date	Underwriter’s Summary Report
2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NOI Date	Underwriter’s Summary Report
2018 EGI	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent Date (if past 2018)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2018) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Closing Statement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Hotel Docking Fee Invoice
Other Reserve Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Delaware Statutory Trust (Yes/No)?	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Original Balance ($)	Mortgage Loan Agreement
Mortgage Loan Rate (%)	Mortgage Loan Agreement
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date	Mortgage Loan Agreement
Hyper Amortizing Loan	Mortgage Loan Agreement
Due Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Late Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Default (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required	Mortgage Loan Agreement
Loan Purpose	Closing Statement
First Due Date (see Notes 3 and 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Last IO Due Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Lockout Expiration Date (see Note 7)	Mortgage Loan Agreement
Prepayment / Defeasance Begin Date (see Note 8)	Mortgage Loan Agreement
Prepayment / Defeasance End Date (see Note 9)	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Open Period Begin Date (see Note 10)	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Yield Maintenance Index	Mortgage Loan Agreement
Yield Maintenance Discount	Mortgage Loan Agreement
Yield Maintenance Margin	Mortgage Loan Agreement
Yield Maintenance Calculation Method	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Tenant In Common (Yes/No)?	Mortgage Loan Agreement
Letter of Credit?	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Ownership Interest	Title Policy
Lien Position	Title Policy
Ground Lease Y/N	Title Policy
Ground Lease Expiration Date	Submerged Land Lease
Annual Ground Lease Payment ($)	Submerged Land Lease
Ground Lease Extension (Y/N)	Submerged Land Lease
# of Ground Lease Extension Options	Submerged Land Lease
Ground Lease Expiration Date after all Extensions	Submerged Land Lease

Exhibit 2 to Attachment A Page 6 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Name of Senior Mezzanine Lender	Senior Mezzanine Loan Agreement
Senior Mezzanine Debt Original Balance	Senior Mezzanine Loan Agreement
Senior Mezzanine Debt Interest Rate	Senior Mezzanine Loan Agreement
Senior Mezzanine Debt Maturity Date	Senior Mezzanine Loan Agreement
Name of Junior Mezzanine Lender	Junior Mezzanine Loan Agreement
Junior Mezzanine Debt Original Balance	Junior Mezzanine Loan Agreement
Junior Mezzanine Debt Interest Rate	Junior Mezzanine Loan Agreement
Junior Mezzanine Debt Maturity Date	Junior Mezzanine Loan Agreement
Prior Securitizations	Trepp Screenshot

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the indicated characteristics.

4.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) requires the Borrowers to direct the credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender(s) and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

7.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Cost Rate (%)
First P&I Due Date
Hotel Franchise Flag
Franchise Agreement Expiration
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Letter of Credit Balance
Letter of Credit Description
Overlapping Fee Interest?
Pari Passu Split (Y/N)
Other Subordinate Debt / Preferred Equity Balance
Other Subordinate Debt / Preferred Equity Type
Hyper Am Loan Maturity Date
% of Initial Pool Balance

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.